Statement of cash flows, additional disclosures (Details)	12 Months Ended
Oct. 31, 2022 USD ($)
Lease liabilities
Notes to the consolidated cash flow [Line Items]
Beginning balance	$ 29,400,000
Repayment of lease principal	(4,700,000)
Total changes from financing cash flows	(4,700,000)
New leases	28,800,000
Disposal	(200,000)
Foreign exchange gain or (loss)	(1,500,000)
Total non-cash changes	27,100,000
Ending balance	51,800,000
Provision for decommissioning, restoration and rehabilitation costs [member]
Notes to the consolidated cash flow [Line Items]
Beginning balance	300,000
Additions to restoration provision	100,000
Total non-cash changes	100,000
Ending balance	400,000
Convertible debt
Notes to the consolidated cash flow [Line Items]
Beginning balance	71,900,000
Proceeds from convertible debt	152,500,000
Total changes from financing cash flows	152,500,000
Accrued interest and accretion	14,300,000
Accrued interest paid in kind	5,900,000
Total non-cash changes	20,200,000
Ending balance	244,600,000
Conversion feature of convertible debt
Notes to the consolidated cash flow [Line Items]
Beginning balance	29,000,000.0
Proceeds from convertible debt	46,200,000
Total changes from financing cash flows	46,200,000
Fair value gain/loss on conversion feature of convertible debt	(31,300,000)
Total non-cash changes	(31,300,000)
Ending balance	$ 43,900,000